Cover	Jul. 24, 2023
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 24, 2023
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity File Number	001-38730
Entity Address Address Line 1	Forge
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
Entity Address City Or Town	Woking
Country Region	44
City Area Code	1483
Local Phone Number	242200
Entity Address Address Line 2	43 Church Street West
Entity Address Postal Zip Code	GU21 6HT
Entity Address Country	GB
Entity Address State Or Province	CT
Other Address (Member)
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address Postal Zip Code	06810
Entity Address Country	US